UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

APRIL 30, 2011

LEGG MASON TARGET RETIREMENT 2015

Schedules of investments (unaudited)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.1%
iShares Trust: iShares MSCI EAFE Index Fund	7,411	$470,302
iShares Russell 1000 Growth Index Fund	2,140	133,643
iShares Russell 1000 Value Index Fund	4,395	309,628
iShares Russell 2000 Index Fund	1,250	107,963
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,937	118,596	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,287	110,979	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	61,392	677,148	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	18,239	261,370	(a)
Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	5,584	142,055	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	24,523	352,885	(a)
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,702	168,188	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	860	113,808	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	11,354	167,815	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	37,204	352,697	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	11,352	161,428	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,790	90,538
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	4,230	261,541
Western Asset Funds, Inc.: Western Asset Core Bond Portfolio, Class IS Shares	96,504	1,126,198	(a)
Western Asset High Yield Portfolio, Class IS Shares	9,464	87,825	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.1% (Cost - $4,375,925#)		5,214,607
Liabilities in Excess of Other Assets - (0.1)%		(4,688)

TOTAL NET ASSETS - 100.0%		$5,209,919

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.3%
iShares Trust: iShares MSCI EAFE Index Fund	7,281	$462,052
iShares Russell 1000 Growth Index Fund	2,238	139,763
iShares Russell 1000 Value Index Fund	4,657	328,086
iShares Russell 2000 Index Fund	1,157	99,930
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,882	117,262	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,322	112,675	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	53,937	594,921	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	16,616	238,105	(a)
Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	5,242	133,354	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	24,275	349,319	(a)
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,040	172,055	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	902	119,313	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	11,848	175,121	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	36,513	346,144	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	10,041	142,780	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,790	90,538
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,875	239,591
Western Asset Funds, Inc.: Western Asset Core Bond Portfolio, Class IS Shares	69,907	815,814	(a)
Western Asset High Yield Portfolio, Class IS Shares	2,693	24,991	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.3% (Cost - $3,752,245#)		4,701,814
Other Assets in Excess of Liabilities - 0.7%		35,394

TOTAL NET ASSETS - 100.0%		$4,737,208

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
iShares Trust: iShares MSCI EAFE Index Fund	9,256	$587,386
iShares Russell 1000 Growth Index Fund	3,217	200,902
iShares Russell 1000 Value Index Fund	6,686	471,029
iShares Russell 2000 Index Fund	1,348	116,427
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,575	181,954	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,399	164,973	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	61,263	675,730	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	20,538	294,314	(a)
Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	4,889	124,376	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	30,633	440,814	(a)
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,550	257,967	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,421	187,953	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	17,354	256,499	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	47,228	447,718	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	15,571	83,617	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	11,941	169,799	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,690	85,480
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	4,637	286,706
Western Asset Funds, Inc.: Western Asset Core Bond Portfolio, Class IS Shares	50,506	589,407	(a)
Western Asset High Yield Portfolio, Class IS Shares	3,487	32,358	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.7% (Cost - $4,598,632#)		5,655,409
Other Assets in Excess of Liabilities - 0.3%		14,784

TOTAL NET ASSETS - 100.0%		$5,670,193

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2030

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
iShares Trust: iShares MSCI EAFE Index Fund	7,505	$476,267
iShares Russell 1000 Growth Index Fund	3,237	202,151
iShares Russell 1000 Value Index Fund	6,687	471,099
iShares Russell 2000 Index Fund	1,116	96,389
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,053	169,406	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,451	167,481	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	29,926	330,088	(a)
Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,806	71,385	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	24,862	357,769	(a)
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	21,850	249,969	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,294	171,145	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	16,915	249,997	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	38,706	366,931	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	28,538	153,248	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,427	134,056	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	943	47,697
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,482	215,292
Western Asset Funds, Inc.: Western Asset Core Bond Portfolio, Class IS Shares	26,902	313,941	(a)
Western Asset High Yield Portfolio, Class IS Shares	4,330	40,178	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.7% (Cost - $3,345,260#)		4,284,489
Other Assets in Excess of Liabilities - 0.3%		10,810

TOTAL NET ASSETS - 100.0%		$4,295,299

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
iShares Trust: iShares MSCI EAFE Index Fund	7,860	$498,796
iShares Russell 1000 Growth Index Fund	3,909	244,117
iShares Russell 1000 Value Index Fund	8,209	578,324
iShares Russell 2000 Index Fund	1,113	96,130
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,381	201,303	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	4,245	206,028	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	3,938	43,439	(a)
Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,635	41,603	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	25,363	364,967	(a)
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	27,024	309,156	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,625	214,950	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	20,959	309,776	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	38,195	362,085	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	29,369	157,709	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,826	139,725	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	586	29,640
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,675	227,225
Western Asset Funds, Inc.: Western Asset Core Bond Portfolio, Class IS Shares	15,076	175,939	(a)
Western Asset High Yield Portfolio, Class IS Shares	9,408	87,304	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.5% (Cost - $3,392,329#)		4,288,216
Other Assets in Excess of Liabilities - 0.5%		20,610

TOTAL NET ASSETS - 100.0%		$4,308,826

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
iShares Trust: iShares MSCI EAFE Index Fund	6,683	$424,103
iShares Russell 1000 Growth Index Fund	4,022	251,174
iShares Russell 1000 Value Index Fund	8,196	577,408
iShares Russell 2000 Index Fund	1,273	109,949
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,497	204,105	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	4,202	203,941	*(a)
Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,889	73,484	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	22,407	322,441	(a)
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	27,169	310,818	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,609	212,797	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	21,335	315,337	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	32,852	311,437	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	36,197	194,378	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	11,012	156,584	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	990	50,074
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,324	205,523
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	9,858	115,048	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.9% (Cost - $3,165,202#)		4,038,601
Other Assets in Excess of Liabilities - 0.1%		2,273

TOTAL NET ASSETS - 100.0%		$4,040,874

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.3%
iShares Trust: iShares MSCI EAFE Index Fund	4,023	$255,300
iShares Russell 1000 Growth Index Fund	2,518	157,249
iShares Russell 1000 Value Index Fund	5,342	376,344
iShares Russell 2000 Index Fund	957	82,656
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,490	131,881	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,754	133,660	*(a)
Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,699	68,666	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	13,523	194,597	(a)
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,542	200,678	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,033	136,693	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,567	200,521	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	20,378	193,182	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	15,971	85,763	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	8,516	121,091	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	868	43,903
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,097	129,658
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	6,697	78,157	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.3% (Cost - $1,978,697#)		2,589,999
Liabilities in Excess of Other Assets - (0.3)%		(8,668)

TOTAL NET ASSETS - 100.0%		$2,581,331

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.2%
iShares Trust: iShares MSCI EAFE Index Fund	4,425	$280,810
iShares Russell 1000 Growth Index Fund	2,800	174,860
iShares Russell 1000 Value Index Fund	5,705	401,917
iShares Russell 2000 Index Fund	1,000	86,370
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	6,190	148,678	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,885	139,985	*(a)
Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,969	75,519	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	14,565	209,595	(a)
Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,138	218,937	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,185	156,708	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	14,770	218,304	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	21,558	204,370	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	17,367	93,260	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,075	129,044	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	975	49,315
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,291	141,653
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	6,969	81,324	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.2% (Cost - $2,263,807#)		2,810,649
Liabilities in Excess of Other Assets - (0.2)%		(5,092)

TOTAL NET ASSETS - 100.0%		$2,805,557

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of investments (unaudited) (cont’d)	April 30, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.2%
iShares Trust : iShares MSCI EAFE Index Fund	2,272	$144,181
iShares Russell 1000 Growth Index Fund	455	28,415
iShares Russell 1000 Value Index Fund	880	61,996
iShares Russell 2000 Index Fund	610	52,686
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	926	22,237	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	441	21,400	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	31,636	348,945	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	9,191	131,700	(a)
Legg Mason Global Trust, Inc. : Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,153	54,764	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	7,338	105,600	(a)
Legg Mason Partners Equity Trust : Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,882	32,967	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	168	22,246	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	2,230	32,965	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	11,384	107,924	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	5,544	78,830	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	660	33,383
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,085	128,915
Western Asset Funds, Inc. : Western Asset Core Bond Portfolio, Class IS Shares	83,953	979,727	(a)
Western Asset High Yield Portfolio, Class IS Shares	18,687	173,418	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.2% (Cost - $2,120,887#)		2,562,299
Liabilities in Excess of Other Assets - (0.2)%		(4,158)

TOTAL NET ASSETS - 100.0%		$2,558,141

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2015
Investments in Underlying Funds†	$5,214,607	—	—	$5,214,607

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2020
Investments in Underlying Funds†	$4,701,814	—	—	$4,701,814

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2025
Investments in Underlying Funds†	$5,655,409	—	—	$5,655,409

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2030
Investments in Underlying Funds†	$4,284,489	—	—	$4,284,489

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2035
Investments in Underlying Funds†	$4,288,216	—	—	$4,288,216

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2040
Investments in Underlying Funds†	$4,038,601	—	—	$4,038,601

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2045
Investments in Underlying Funds†	$2,589,999	—	—	$2,589,999

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2050
Investments in Underlying Funds†	$2,810,649	—	—	$2,810,649

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement Fund
Investments in Underlying Funds†	$2,562,299	—	—	$2,562,299

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c)	Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Retirement 2015	$838,682	—	$838,682
Retirement 2020	949,569	—	949,569
Retirement 2025	1,056,777	—	1,056,777
Retirement 2030	939,229	—	939,229
Retirement 2035	895,887	—	895,887
Retirement 2040	873,399	—	873,399
Retirement 2045	611,302	—	611,302
Retirement 2050	546,842	—	546,842
Retirement Fund	441,412	—	441,412

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2011, the Funds did not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	June 22, 2011